Change in Accounting Principle-Stock-Based Compensation - Components of Company's Consolidated Statements of Operations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues	$ 301,337	$ 398,055	$ 284,171	$ 292,906	$ 217,914	$ 305,242	$ 232,459	$ 235,623	$ 184,760	$ 1,193,046	$ 958,084	$ 772,752
Cost of goods sold	199,460				142,646					756,597	601,735	501,132
Gross profit	101,877	145,174	101,880	114,127	75,268	117,526	84,393	91,246	63,184	436,449	356,349	271,620
Selling, general and administrative expense	101,366				77,365					505,485	329,506	274,836
Loss from operations	511				(2,097)					(69,036)	26,843	(3,216)
Interest expense	(840)				(1,575)					(5,776)	(5,134)	(3,150)
Loss before income taxes	(329)				(3,672)					(74,812)	21,709	(6,366)
Income tax expense	(168)				56					(62,023)	1,121	685
Net loss	(161)	(28,362)	1,685	17,616	(3,728)	24,054	(4,830)	7,582	(6,218)	(12,789)	20,588	(7,051)
Shares used in computing basic and diluted net loss per share	38,076,026	35,692,064	1,000	1,000	1,000	1,000	674	100	100	9,428,828	468	100
Basic and diluted net loss per share	$ 0.00	$ (0.79)	$ 1,685.00	$ 17,616.00	$ (3,728.00)	$ 24,054.00	$ (7,166.00)	$ 75,820.00	$ (62,180.00)	$ (1.36)	$ 43,991.00	$ (70,510.00)
Graded Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues					217,914
Cost of goods sold					142,646
Gross profit					75,268
Selling, general and administrative expense					77,401
Loss from operations					(2,133)
Interest expense					(1,575)
Loss before income taxes					(3,708)
Income tax expense					56
Net loss					(3,764)
Shares used in computing basic and diluted net loss per share					1,000
Basic and diluted net loss per share					$ (3,764.00)
Straight-Line Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues					217,914
Cost of goods sold					142,646
Gross profit					75,268
Selling, general and administrative expense					77,365
Loss from operations					(2,097)
Interest expense					(1,575)
Loss before income taxes					(3,672)
Income tax expense					56
Net loss					$ (3,728)
Shares used in computing basic and diluted net loss per share					1,000
Basic and diluted net loss per share					$ (3,728.00)